FROLEY, REVY INVESTMENT CO., INC. -- A VIEW OF THE MARKETS & OUR PORTFOLIO

Dear Current and Future Shareholders,

We are excited to be sending you our first annual report, covering the ten-month period from the Fund's inception on August 28, 2000, through June 30, 2001. During this extraordinarily difficult period in the equity markets, convertible securities have done their job of mitigating downside risk. Your Fund significantly outperformed both large cap stocks, as measured by the S&P 500 Index, and the NASDAQ Composite Index. But, more importantly to your Fund's portfolio management team, your Fund also significantly outperformed its relevant convertible benchmark, as measured by the CS First Boston Convertible Securities Index. Below is a table showing the Fund's performance and the performance of the other three indices cited above for the period of June 30, 2001:

--------------------------------------------------------------------------------
     Froley Revy Convertible Securities Fund*        - 5.88%
--------------------------------------------------------------------------------
     CS First Boston Convertible Securities Index*   -14.4%
--------------------------------------------------------------------------------
     S&P 500 Index*                                  -18.3
--------------------------------------------------------------------------------
     NASDAQ Composite Index*                         -46.7%
--------------------------------------------------------------------------------

At the close of last year and the beginning of this year, the world saw the demise of a couple of huge speculative bubbles. One bubble was concentrated in the development of huge "unlit" telecommunications networks, largely funded by junk debt, and likely to be obsolete by the time the demand catches up with the supply. The other arena of major speculation centered on the Venture Capital world. To date, many of the write-downs that may be necessary have not occurred. Many of the very large technology companies have sizeable portfolios invested in "up and coming" companies and technologies. These assets are currently inflating balance sheets, creating a crisis of confidence in the capital structures of the companies so invested. The Internet bubble is obvious and painful to the extreme, but the actual number of dollars in that area is very small compared with the first two bubbles discussed above.

Where does this asset devaluation lead us? Not to the brink, as most investors in junk bonds and venture capital were "qualified" buyers, and the man on the street felt little or no impact on his wealth from the destruction wrought in those areas. The consumer has been on a spending spree over the last decade as wealth has grown through investments, and it seemed unnecessary to create savings from current wages. This trend should reverse as the great bull market of the 90's is over and people will again start saving. This could be a negative for the economy in the short run, but ultimately will strengthen the consumer and his or her personal balance sheet.

As stated in our last report to shareholders, the sharp deceleration of the economy prompted the Federal Reserve to react quickly and forcefully by aggressively lowering rates. The slowing economy allowed the passage of income tax cuts designed by the Bush presidency. These two factors are adding liquidity to the economy and should allow companies to reinstate some or all of their capital spending plans and to make strategic investments.

Energy prices have come down, which will put more money in the pockets of consumers. The power crisis in California appears to have been averted, albeit at a high cost, while the pace of labor costs has declined. Another positive at the moment is the steep yield curve, which motivates banks to lend, and is an indication of an economic upturn. The psychology of the $1.3 trillion tax cut, as well as the more immediate $300-$600 rebate checks should have an added stimulative effect on the consumer and the economy.

It appears that we may be in the worst of the slowdown right now, and the combination of lower interest rates, lower taxes and lower inflation will provide enough stimuli to turn the economy around. Although we don't expect an immediate recovery in the economy, we believe that the major damage in the equity markets is behind us. The problem for the remainder of the year will be on the earnings front. Corporate profits will be down again in the second quarter. As investors begin to focus on 2002, the earnings picture will improve, as comparisons become more favorable starting in the 3rd quarter.

We are maintaining a slightly conservative posture in the convertible market, but will get increasingly aggressive during the course of the year. As valuations have come down, several quality companies have begun to look more attractive. We will continue our philosophy of investing in companies that can deliver greater relative growth at a reasonable price.

We thank you for your continued confidence.

Sincerely,

/S/ANDREA REVY O'CONNELL
Andrea Revy O'Connell
President and CEO
Froley, Revy Investment Co., Inc.

/S/GEORGE A. FROLEY, III
George A. Froley, III
Chairman
Froley, Revy Investment Co., Inc.

*Returns shown are for the period  August 28, 2000 to June 30, 2001.  The Fund's
 Class A Shares return is shown without a deduction for the sales charge. Unlike a mutual fund, the indices are unmanaged and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT AFFILIATED WITH FIRST REPUBLIC BANK AND IS NOT A BANK. FROLEY, REVY INVESTMENT CO., INC. IS THE INVESTMENT ADVISOR TO THE FROLEY, REVY CONVERTIBLE SECURITIES FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, ANY BANK, ITS AFFILIATES, AND ARE NOT
FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2001
--------------------------------------------------------------------------------

   FACE                                                                MARKET
  AMOUNT                                                               VALUE
----------                                                          ------------
              CONVERTIBLE BONDS - 46.89%
              CONSUMER DISCRETIONARY - 6.67%
$  210,000    CUC International, Inc. / Cendant Corp.
              3.000%, 02/15/02 .................................    $   206,587
   225,000    Hilton Hotels Corp.
              5.000%, 05/15/06 .................................        202,500
   275,000    Barnes & Noble, Inc. 144A
              5.250%, 03/15/09 .................................        380,875
   325,000    Lennar Corp.
              0.000%, 07/29/18 .................................        193,375
                                                                    -----------
                                                                        983,337
                                                                    -----------

              CONSUMER STAPLES - 0.68%
   100,000    Vector Group Ltd. 144A
              6.250%, 07/15/08 .................................        100,000
                                                                    -----------
              FINANCIAL - 4.00%
   300,000    First American Corp. 144A
              4.500%, 04/15/08 .................................        298,125
   275,000    EOP Operating LP
              7.250%, 11/15/08 .................................        290,812
                                                                    -----------
                                                                        588,937
                                                                    -----------

              HEALTH CARE - 2.72%
   150,000    Cephalon, Inc. 144A
              5.250%, 05/01/06 .................................        171,375
    80,000    AmeriSource Health Corp. 144A
              5.000%, 12/01/07 .................................        102,600
   175,000    Health Management Associates, Inc. 144A
              0.250%, 08/16/20 .................................        126,656
                                                                    -----------
                                                                        400,631
                                                                    -----------

              INDUSTRIALS - 3.51%
   275,000    Waste Management, Inc.
              4.000%, 02/01/02 .................................        271,219
   110,000    Banco Nac de Desen Econo 144A
              6.500%, 06/15/06 .................................        111,375
   145,000    Brooks Automation, Inc. 144A
              4.750%, 06/01/08 .................................        133,944
                                                                    -----------
                                                                        516,538
                                                                    -----------

              MEDIA - 6.44%
   115,000    Charter Communication, Inc.
              5.750%, 10/15/05 .................................        141,306


  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2001
--------------------------------------------------------------------------------

   FACE                                                                MARKET
  AMOUNT                                                               VALUE
----------                                                          ------------
$   85,000    Charter Communication, Inc. 144A
              5.750%, 10/15/05 .................................    $   104,444
    90,000    Adelphia Communications
              6.000%, 02/15/06 .................................         87,187
   100,000    CNET Networks, Inc.
              5.000%, 03/01/06 .................................         68,750
    75,000    Charter Communication, Inc.
              4.750%, 06/01/06 .................................         79,687
   195,000    Lamar Advertising Co.
              5.250%, 09/15/06 .................................        228,150
   295,000    Comcast Corp.
              0.000%, 12/19/20 .................................        238,950
                                                                    -----------
                                                                        948,474
                                                                    -----------

              TECHNOLOGY - 19.88%
   275,000    Thermo Electron Corp.
              4.250%, 01/01/03 .................................        268,125
   125,000    Sanmina Corp.
              4.250%, 05/01/04 .................................        155,937
   180,000    ONI Systems Corp.
              5.000%, 10/15/05 .................................        135,675
   135,000    Affiliated Computer Svcs. 144A
              3.500%, 02/15/06 .................................        146,475
   275,000    DoubleClick, Inc.
              4.750%, 03/15/06 .................................        200,750
    65,000    Lam Research Corp. 144A
              4.000%, 06/01/06 .................................         64,187
   170,000    General Semiconductor, Inc.
              5.750%, 12/15/06 .................................        161,500
   115,000    I2 Technologies, Inc.
              5.250%, 12/15/06 .................................        100,337
   110,000    E*TRADE Group, Inc.
              6.000%, 02/01/07 .................................         65,175
   300,000    Rational Software Corp.
              5.000%, 02/01/07 .................................        323,250
   175,000    Mercury Interactive Corp.
              4.750%, 07/01/07 .................................        154,219
   355,000    International Rectifier Corp.
              4.250%, 07/15/07 .................................        277,344
   125,000    Manugistics Group, Inc.
              5.000%, 11/01/07 .................................        111,406
    35,000    Manugistics Group, Inc. 144A
              5.000%, 11/01/07 .................................         31,194


  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2001
--------------------------------------------------------------------------------

   FACE                                                                MARKET
  AMOUNT                                                               VALUE
----------                                                          ------------
$  120,000    Peregrine Systems, Inc. 144A
              5.500%, 11/15/07 .................................    $   174,900
    95,000    Ciena Corp.
              3.750%, 02/01/08 .................................         72,081
    95,000    DDI Corporation
              5.250%, 03/01/08 .................................         89,300
   275,000    First Data Corp.
              2.000%, 03/01/08 .................................        289,094
   210,000    PerkinElmer, Inc.
              0.000%, 08/02/20 .................................        107,362
                                                                    -----------
                                                                      2,928,311
                                                                    -----------

              TELECOMMUNICATIONS - 2.08%
    75,000    XO Communications, Inc. 144A
              5.750%, 01/15/09 .................................         14,625
    95,000    L-3 Communications Holdings, Inc. 144A
              5.250%, 06/01/09 .................................        112,100
   200,000    Level 3 Communications, Inc.
              6.000%, 09/15/09 .................................         51,250
   165,000    NTL, Inc.
              5.750%, 12/15/09 .................................         54,038
    95,000    American Tower Corp.
              5.000%, 02/15/10 .................................         74,100
                                                                    -----------
                                                                        306,113
                                                                    -----------

              TRANSPORTATION - 0.91%
   135,000    United Parcel Service, Inc.
              1.750%, 09/27/07 .................................        134,663
                                                                    -----------
                  TOTAL CONVERTIBLE BONDS (COST $6,770,090) ....      6,907,004
                                                                    -----------

 SHARES
----------

              CONVERTIBLE PREFERRED STOCKS - 26.05%
              CONSUMER DISCRETIONARY - 3.31%
    11,800    Kaufman and Broad Home
              8.250% ...........................................        107,734
     4,500    Newell Financial Trust I
              5.250% ...........................................        165,938
     7,000    Six Flags Inc.
              7.250% ...........................................        213,850
                                                                    -----------
                  TOTAL CONSUMER DISCRETIONARY .................        487,522
                                                                    -----------


  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2001
--------------------------------------------------------------------------------
                                                                       MARKET
  SHARES                                                               VALUE
----------                                                          ------------

              ENERGY - 3.95%
     5,150    Kerr-McGee Corp. / Devon Energy
              5.500% ...........................................    $   250,805
     3,950    Unocal Capital Trust.
              6.250% ...........................................        189,106
     4,660    Vec Trust I / Valero Energy Corp.
              7.750% ...........................................        141,431
                                                                    -----------
                                                                        581,342
                                                                    -----------

              FINANCIAL - 3.73%
     3,650    CNB Capital Trust I
              6.000% ...........................................        142,350
     1,775    Metlife Capital Trust I
              8.000% ...........................................        172,619
     4,400    Washington Mutual Capital Trust I
              5.375% ...........................................        233,750
                                                                    -----------
                                                                        548,719
                                                                    -----------

              HEALTH CARE - 1.88%
     1,555    Express Scripts Automatic Exchange Security Trust
              7.000% ...........................................        159,543
     2,900    Pharmacia Corp.
              6.500% ...........................................        117,160
                                                                    -----------
                                                                        276,703
                                                                    -----------

              MEDIA - 4.34%
     4,700    Cox Communications, Inc.
              7.000% ...........................................        272,600
       275    Entercom Communications Capital Trust
              6.250% ...........................................         18,322
       500    Reliant Energy, Inc. / AOL
              2.000% ...........................................         40,250
    10,700    Sinclair Broadcast Group, Inc.
              6.000% ...........................................        307,625
                                                                    -----------
                                                                        638,797
                                                                    -----------

              MATERIALS - 1.09%
     3,500    USX Captial Trust I
              6.750% ...........................................        161,000
                                                                    -----------

              TECHNOLOGY - 0.49%
     2,225    Crown Castle International Corp.
              6.250% ...........................................         72,313
                                                                    -----------


   THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2001
--------------------------------------------------------------------------------
                                                                       MARKET
  SHARES                                                               VALUE
----------                                                          ------------

              TELECOMMUNICATIONS - 0.80%
     5,625    Metromedia Decs Trust VI
              6.250% ...........................................    $    40,556
       675    Global Crossing Ltd.
              6.750% ...........................................         77,625
                                                                    -----------
                                                                        118,181
                                                                    -----------

              UTILITIES - 6.46%
     2,500    Calpine Capital Trust III 144A
              5.000% ...........................................        139,375
     2,125    Dominion Resources, Inc., PIES
              9.500% ...........................................        122,825
     2,125    Mirant Corp.
              6.250% ...........................................        153,000
     1,250    NiSource, Inc., PIES
              7.750% ...........................................         61,488
     7,000    NRG Energy, Inc.
              6.500% ...........................................        161,700
     3,600    TXU Corp.
              9.250% ...........................................        186,300
     3,850    Utilicorp United Unit Cvt Peps
              9.750% ...........................................        126,896
                                                                    -----------
                                                                        951,584
                                                                    -----------
                  TOTAL CONVERTIBLE
                       PREFERRED STOCKS (COST $3,755,032) ......      3,836,161
                                                                    -----------

              COMMON STOCK - 13.08%
              CONSUMER DISCRETIONARY - 0.42%
     2,000    Kraft Foods, Inc. Class A* .......................         62,000
                                                                    -----------

              CONSUMER STAPLES - 0.08%
   110,575    Leading Brands, Inc.* ............................         12,163
                                                                    -----------

              ENERGY - 9.77%
     5,200    Aquila, Inc. * ...................................        128,180
    12,525    GMX Resources, Inc. * ............................        131,513
    20,000    Mallon Resources Corp.* ..........................        118,000
    65,250    PYR Energy Corp.* ................................        463,275
     3,797    Tosco Corp. ......................................        167,258
     2,133    Transocean Sedco Forex, Inc. .....................         87,986
     7,250    Ultramar Diamond Shamrock Corp. ..................        342,563
                                                                    -----------
                                                                      1,438,775
                                                                    -----------


   THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2001
--------------------------------------------------------------------------------
                                                                       MARKET
  SHARES                                                               VALUE
----------                                                          ------------


              FINANCIAL - 2.81%
     3,600    American Express Company. ........................    $   139,680
     3,200    The Goldman Sachs Group, Inc. ....................        274,560
                                                                    -----------
                                                                        414,240
                                                                    -----------
                TOTAL COMMON STOCK (COST $1,658,044) ...........      1,927,178
                                                                    -----------

              SHORT TERM INVESTMENTS - 13.89%
   762,774    Blackrock Provident Institutional TempFund
              4.040% ...........................................        762,774
 1,283,019    PNC Bank, Money Market Account
              3.44% ............................................      1,283,019
                                                                    -----------
                TOTAL SHORT TERM INVESTMENTS (COST $2,045,793) .      2,045,793
                                                                    -----------
                TOTAL INVESTMENTS (COST $14,228,959**) - 99.91%      14,716,136
                OTHER ASSETS LESS OTHER LIABILITIES - 0.09% ....         13,993
                                                                    -----------
                NET ASSETS - 100.00% ...........................    $14,730,129
                                                                    ===========

-----------------------
*  Non-income producing security
 Rule 144A Security - Private placement securities issued under rule 144A are exempt from the registration requirements of the Securities Act of 1933.

** Cost for Federal income tax purposes is $14,258,629 and net unrealized appreciation consists of:

         Gross unrealized appreciation ........................     $ 1,047,615
         Gross unrealized depreciation ........................        (590,108)
                                                                    -----------
           Net unrealized appreciation ........................     $   457,507
                                                                    ===========


  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
--------------------------------------------------------------------------------

                                                                                     FROLEY, REVY
                                                                                      CONVERTIBLE
                                                                                    SECURITIES FUND
                                                                                    ---------------
ASSETS
   Investments in securities at market value (identified cost $14,228,959)
     (Note 1) ..................................................................      $14,716,136
   Receivables:
     Dividends and interest ....................................................           94,922
     Investment securities sold ................................................           25,299
   Reimbursement due from Investment Advisor ...................................            3,748
   Prepaid expenses ............................................................           10,835
                                                                                      -----------
     TOTAL ASSETS ..............................................................       14,850,940
                                                                                      -----------
LIABILITIES
   Payables:
     Investment securities purchased ...........................................          100,000
   Accrued expenses ............................................................           20,811
                                                                                      -----------
     TOTAL LIABILITIES .........................................................          120,811
                                                                                      -----------
NET ASSETS
   (applicable to outstanding Class A shares of 1,640,851; unlimited shares of
     $0.001 par value authorized) ..............................................      $14,730,129
                                                                                      ===========

   Net asset value and redemption price per Class A Share
     ($14,730,129 \ 1,640,851 shares) ..................................              $      8.98
                                                                                      ===========

   Offering price per share ($8.98 \ 0.96) .............................              $      9.35
                                                                                      ===========

SOURCE OF NET ASSETS
   Paid-in capital .............................................................      $14,058,166
   Undistributed net investment income .........................................          151,937
   Accumulated net realized gain on investments ................................           32,849
   Net unrealized appreciation of investments ..................................          487,177
                                                                                      -----------
     NET ASSETS ................................................................      $14,730,129
                                                                                      ===========


  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF OPERATIONS
PERIOD ENDED JUNE 30, 2001
--------------------------------------------------------------------------------

                                                                                      CONVERTIBLE
                                                                                    SECURITIES FUND*
                                                                                    ---------------
INVESTMENT INCOME
   Dividends ...................................................................      $   146,254
   Interest ....................................................................          238,465
                                                                                      -----------
     TOTAL INCOME ..............................................................          384,719
                                                                                      -----------

EXPENSES
   Advisory fees (Note 3) ......................................................           56,527
   Bookkeeping and pricing fees ................................................           25,188
   Registration fees ...........................................................           23,236
   Transfer agent fees .........................................................           22,998
   Custodian fees ..............................................................           19,519
   Administrator expense .......................................................           12,070
   Trustees' fees and expenses .................................................            6,277
   Legal expense ...............................................................            5,641
   Reports to shareholders fees ................................................            2,832
   Insurance expense ...........................................................            1,683
   Other .......................................................................              380
                                                                                      -----------
     TOTAL EXPENSES ............................................................          176,351
     Expenses waived and reimbursed (Note 3) ...................................          (40,797)
                                                                                      -----------
     NET EXPENSES ..............................................................          135,554
                                                                                      -----------

     NET INVESTMENT INCOME .....................................................          249,165
                                                                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from security transactions ................................          299,745
   Net change in unrealized appreciation (depreciation) of investments .........       (1,020,212)
                                                                                      -----------

   Net realized and unrealized loss on investments .............................         (720,467)
                                                                                      -----------

   Net decrease in net assets resulting from operations ........................      $  (471,302)
                                                                                      ===========

----------------
* Froley, Revy Convertible Securities Fund commenced operations on August 28, 2000.


  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      CONVERTIBLE
                                                                                    SECURITIES FUND
                                                                                    ---------------
                                                                                        PERIOD
                                                                                         ENDED
                                                                                       JUNE 30,
                                                                                         2001*
                                                                                    ---------------
OPERATIONS
   Net investment income .........................................................    $   249,165
   Net realized gain on investments ..............................................        299,745
   Net change in unrealized appreciation (depreciation) of investments ...........     (1,020,212)
                                                                                      -----------
   Net decrease in net assets resulting from operations ..........................       (471,302)
                                                                                      -----------

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income ......................................       (115,214)
   Distributions from realized gains on investments ..............................       (266,896)
                                                                                      -----------
     Total distributions .........................................................       (382,110)
                                                                                      -----------

BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold ......................................................     15,831,034
   Receipt from shares issued on reinvestment of distributions .. ................        382,110
   Shares redeemed ...............................................................       (629,603)
                                                                                      -----------
   Net increase in net assets resulting from beneficial interest transactions (a)      15,583,541
                                                                                      -----------
     Total increase in net assets ................................................     14,730,129
NET ASSETS
   Beginning of period ...........................................................             --
                                                                                      -----------
   End of period .................................................................    $14,730,129
                                                                                      ===========

   (a) Transactions in shares of beneficial interest were:
      Shares sold ................................................................      1,664,179
      Shares issued on reinvestment of distributions .............................         42,789
      Shares redeemed ............................................................        (66,117)
                                                                                      -----------
      Net increase ...............................................................      1,640,851
      Beginning balance ..........................................................             --
                                                                                      -----------
      Ending balance .............................................................      1,640,851
                                                                                      ===========

------------------
* Froley, Revy Convertible Securities Fund commenced operations on August 28, 2000.


  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a Class A Share of beneficial interest outstanding throughout each period presented.

                                                                                      CONVERTIBLE
                                                                                    SECURITIES FUND
                                                                                    ---------------
                                                                                        PERIOD
                                                                                         ENDED
                                                                                       JUNE 30,
                                                                                         2001(1)
                                                                                    -------------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................         $10.00
                                                                                      ---------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
   Net investment income .......................................................           0.21
   Net losses on securities (both realized and unrealized) .....................          (0.80)
                                                                                      ---------
     Total from investment operations ..........................................          (0.59)
                                                                                      ---------

LESS DISTRIBUTIONS
------------------
   Dividends from net investment income ........................................          (0.13)
   Distributions from capital gains ............................................          (0.30)
                                                                                      ---------
     Total distributions .......................................................          (0.43)
                                                                                      ---------
 NET ASSET VALUE, END OF PERIOD ................................................          $8.98
                                                                                      =========

TOTAL RETURN ...................................................................        (5.88)%+
RATIOS/SUPPLEMENTAL DATA
------------------------
   Net assets, end of period (in 000's) ........................................        $14,730
   Ratio of expenses to average net assets
     before reimbursement of expenses by Advisor ...............................          1.95%*
     after reimbursement of expenses by Advisor ................................          1.50%*
   Ratio of net investment income to average net assets
     before reimbursement of expenses by Advisor ...............................          2.30%*
     after reimbursement of expenses by Advisor ................................          2.75%*
   Portfolio turnover rate .....................................................          159%#

----------------------------------------
(1) The Convertible Securities Fund commenced operations on August 28, 2000.
*   Annualized.
+   Since inception, not annualized and does not reflect sales load.
#   Not annualized.

  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. This Annual Report relates solely to the Froley, Revy Convertible Securities Fund (the "Fund"), which commenced operations on August 28, 2000. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The Convertible Securities Fund seeks to provide total return through the combination of current income and long-term capital appreciation. The Fund invests primarily in convertible securities of companies that the Advisor believes have above average growth rates and sound financial characteristics.

Due to the inherent risk in any investment program, the Fund can not ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Equity securities which are traded on a national securities exchange are valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by the Board of Trustees.

Valuations of fixed and variable income securities ("debt securities") are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. The pricing services may use electronic data processing techniques and/or a computerized matrix system to determine valuations. Debt securities for which market quotations are readily available are valued based upon those quotations.

The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgement, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2001
--------------------------------------------------------------------------------

on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund's net assets by the number of Fund shares outstanding. The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distribution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A shares are purchased at the offering price per share.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

F. TAX-FREE TRANSFER. The initial subscriptions to the Fund were accomplished by the tax-free transfer of cash and investment securities with a market value of $9,019,141 for 901,046 shares of the Fund. The market values of the securities at the time of transfer exceeded their historical cost basis by $1,507,389.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the period ended June 30, 2001 are as follows:

                                          PURCHASES         SALES
                                         -----------     -----------
Convertible Securities Fund ..........   $27,748,109     $15,864,688

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Froley, Revy Investment Company, Inc. (the "Advisor") is the Fund's investment advisor pursuant to an Investment Advisory Agreement (the "Agreement") with the Trust on behalf of the Fund. Under the terms of the Agreement, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.625% of the Fund's average daily net assets. During the period ended June 30, 2001, the Trust paid the Advisor $56,527 on behalf of the Fund. The Advisor has entered into an expense limitation agreement with respect to the Fund for the Fund's current fiscal year pursuant to which the Advisor has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the total operating expenses of the Class A Shares and the Class B Shares of the Fund to 1.50% and 2.00%, respectively, of the Fund's average daily net assets. For the period ended June 30, 2001, the Advisor waived and reimbursed expenses amounting to $40,797 for the Fund. The Operating Expense Agreement provides that any fees waived and/or operating expenses reimbursed by the Advisor during a fiscal year of the Fund may be recouped by the Advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the annual expense limitation. As of June 30, 2001 the Advisor had unrecouped fee waivers and/or expense reimbursements of $40,797 which can be recouped through June 30, 2004.

The Advisor has retained Trainer Wortham & Co., Inc. (the "Sub-Advisor") to serve as sub-investment advisor to the Fund. The Sub-Advisor is a wholly owned subsidiary of First Republic Bank and utilizes an investment committee to provide research and analysis services to the Advisor with respect to the Fund's investments. The sub-investment advisory fees of the Sub-Advisor are paid directly by the Advisor and are not paid by the Fund.

The Trust has adopted Distribution Service Plans (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to each class of shares offered by the Fund in order to pay certain expenses associated with the distribution of its shares. Each Plan permits the Fund to reimburse PFPC Distributors, Inc. (the "Distributor"), the Trust's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor. Prior to January 2, 2001, Provident Distributors, Inc. served as the sole underwriter and distributor of the Trust. Pursuant to the Plan for Class A Shares, the Class A Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund's assets attributable to Class A Shares. Pursuant to the Plan for Class B Shares, the Class B Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the Fund's net assets attributable to Class B Shares. For the period ended June 30, 2001, no 12b-1 fees have been collected. Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's current prospectus.

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
Trainer Wortham Funds
New York, New York

We have audited the statement of assets and liabilities of Froley, Revy Convertible Securities Fund (one of the series constituting Trainer Wortham Funds), including the schedule of investments, as of June 30, 2001, and the related statements of operations and changes in net assets and the financial highlights for the period August 28, 2000 (commencement of operations) to June 30, 2001. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Froley, Revy Convertible Securities Fund series of Trainer Wortham Funds as of June 30, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the period August 28, 2000 to June 30, 2001 in conformity with U.S. generally accepted accounting principles.



                                                BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
August 1, 2001

ILLUSTRATION OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Trainer Wortham, Froley, Revy Convertible Securities Fund with the performance of CreditSuisse First Boston Convertible Securities Index. The values and returns for the Froley, Revy Convertible Securities Fund include reinvested dividends, and the impact of the maximum sales charge placed on purchases. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

[GRAPH OMITTED]

TOTAL RETURN AS OF 6/30/01
SINCE INCEPTION
(9.67%)*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS

                     Froley, Revy                 CreditSuisse First Boston
             Convertible Securities Fund        Convertible Securities Index

08/28/00               $9,596                           $10,000
09/30/00                9,981                            10,000
12/31/01                9,146                             8,769
03/31/01                8,862                             8,224
06/30/01                9,033                             8,564



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

* Fund commenced operations August 28, 2000.

                              TRAINER WORTHAM FUNDS
                                845 Third Avenue
                               New York, NY 10022

OFFICERS                                      AUDITORS
David P. Como                                 Briggs, Bunting & Dougherty, LLP
PRESIDENT                                     Two Penn Center Plaza
                                              1500 JFK Boulevard
Andrea Revy O'Connell                         Philadelphia, PA 19102
VICE PRESIDENT
                                              CUSTODIAN
George A. Froley, III                         PFPC Trust Company, Inc.
TRUSTEE                                       8800 Tinicum Blvd.
                                              Philadelphia, PA 19153
James G. Shaw
TREASURER
                                              FUND ADMINISTRATION
Mary Jane Maloney                             PFPC Inc.
SECRETARY                                     3200 Horizon Drive
                                              King of Prussia, PA 19406
INVESTMENT ADVISOR
Froley, Revy Investment Company, Inc.
10900 Wilshire Boulevard, Suite 900
Los Angeles, CA 90024


DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 3200 HORIZON DRIVE, KING OF PRUSSIA, PA 19406 - DFU 8/01

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE TRUST UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE TRUST'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell


FOR MORE COMPLETE INFORMATION INCLUDING
CHARGES AND EXPENSES, YOU MAY REQUEST A
PROSPECTUS BY CALLING:


                866.TWFUNDS
               866.893.8637


           ---------------------
           TRAINER WORTHAM FUNDS
           ---------------------

845 Third Avenue, New York, New York 10022
866.TWFUNDS[BULLET] www.trainerwortham.com



                                                      ---------------------
                                                      TRAINER WORTHAM FUNDS
                                                      ---------------------

                                                          ANNUAL REPORT
                                                          JUNE 30, 2001



                                                          FROLEY, REVY
                                                   CONVERTIBLE SECURITIES FUND